Property, Plant and Equipment - Property, Plant and Equipment and Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 463,265	$ 420,539
Accumulated depreciation	(220,367)	(204,240)
Property, plant and equipment, net	242,898	216,299
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15,368	15,875
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	107,908	108,930
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	165,499	151,712
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	122,383	93,584
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 52,107	$ 50,438